Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Capital Leases (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 488,633	$ 977,267
2015	977,267	977,267
2016	977,267	977,267
2017	977,267	977,267
2018	977,267
Total Future Payments	4,397,701	4,886,335
Less debt discount due to warrants	(315,753)	(350,838)
Less amount representing interest	(1,148,550)	(1,386,333)
Present value of net minimum lease payments	2,933,398	3,149,164
Less current portion of capital lease obligations	(557,244)	(428,050)
Capital lease obligations, excluding current installments	$ 2,376,154	$ 2,721,114